TRADE AND OTHER PAYABLES - Breakdown of trade payables (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2018	Dec. 31, 2017
Related parties
Radio frequency usage charges, concession fees and Universal Service Obligation (“USO”) charges	Rp 1,471	Rp 1,561
Purchases of equipments, materials and services	829	577
Payables to other telecommunication providers	189	322
Sub-total	2,489	2,460
Third parties
Purchases of equipments, materials and services	10,849	11,659
Payables to other telecommunication providers	1,428	1,455
Sub-total	12,277	13,114
Total	Rp 14,766	Rp 15,574